Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities
Net loss attributable to Vinco Ventures, Inc.	$ (241,179,520)	$ (5,350,788)	$ (5,752,718)	$ (12,919,069)
Net loss attributable to noncontrolling interests	50,577	22,241	(554,382)	(1,269,274)
Net loss	(241,128,943)	(5,328,547)	(6,307,100)	(14,188,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Discontinued operations	(4,958,780)	4,995,900
Depreciation and amortization	1,081,623	612,406	1,353,822	1,284,251
Amortization of debt issuance costs	15,597,936	1,227,046	2,357,879	944,437
Stock-based compensation	10,003,767	1,588,427	3,241,554	2,299,915
Change in fair value of earnout				(520,000)
Amortization of right of use asset	48,327	153,820	579,066	295,106
Gain on debt extinguishment	(852,352)
Loss on disposal of discontinued operations	4,130,580	(4,911,760)
Change in fair value of short-term investment	122,400		22,000
Impairment of goodwill				4,443,000
Deferred tax liability				(341)
Reserve for bad debts			145,690
Reserve for obsolescence			166,560
Gain on divestiture of Cloud B			(4,911,761)
Loss on issuance of warrants	208,855,715
Change in fair value of warrant liability	773,447
Changes in assets and liabilities:
Accounts receivable	(1,596,881)	(978,097)	(444,687)	(73,437)
Inventory	169,793	178,227	(97,873)	(397,673)
Prepaid expenses and other current assets	(378,831)	(967,109)	7,276	(720,240)
Accounts payable	(819,943)	(344,847)	2,055,055	1,356,873
Accrued expenses and other current liabilities	(775,082)	1,425,622	155,815	511,842
Operating lease liabilities	(47,714)	(148,518)	(598,937)	(272,779)
Due to/from related party	(17,050)	9,532	15,200	395,300
Net cash provided by (used in) operating activities from continuing operations			(2,260,441)	(4,641,748)
Net cash provided by (used in) operating activities in discontinued operations			(178,485)	(394,707)
Total Net cash provided by (used in) operating activities	(9,791,988)	(2,487,898)	(2,438,926)	(5,036,455)
Cash Flows from Investing Activities
Purchases of property and equipment	(88,633)	(61,917)	(276,478)	(151,502)
Acquisitions, net of cash			180,489
Purchase of licensing agreement			(1,552,500)
Cash received from sale of assets of CBAV 1, LLC	2,529,564
Equity method investment	(12,000,000)
Funding of loan receivable	(5,000,000)
Net cash used in investing activities from continuing operations			(1,648,489)	(151,502)
Net cash used in investing activities from discontinued operations				(8,436)
Total Net cash used in investing activities	(14,559,069)	(61,917)	(1,648,489)	(159,938)
Cash Flows from Financing Activities
Net borrowings under line of credit	(379,333)	1,678,540	1,028,385
Borrowings under convertible notes payable	19,720,000	1,436,000	2,067,123	1,111,111
Borrowings under notes payable	73,000	1,767,352	1,944,479	2,482,500
Borrowings under notes payable – related parties			250,000
Repayments under line of credit				(90,382)
Repayments under notes payable	(2,145,475)	(824,472)	(1,042,946)	(1,231,744)
Repayments under notes payable – related parties	(1,951,012)	(14,508)	(119,509)	(182,170)
Fees paid for financing costs	(120,261)	(143,479)	(157,055)	(581,496)
Net proceeds from issuance of common stock – net of offering costs of $310,697	3,255,000			2,048,562
Net proceeds from exercise of warrants	80,406,355		250,000
Distributions			(296,425)
Net cash provided by financing activities from continuing operations			3,924,052	3,556,381
Net cash provided by financing activities from discontinued operations
Total Net cash provided by financing activities	98,858,274	3,899,433	3,924,052	3,556,381
Net increase (decrease) in cash and cash equivalents from continuing operations			15,122	(1,236,869)
Net increase (decrease) in cash and cash equivalents from discontinued operations			(178,485)	(403,143)
Net increase (decrease) in cash and cash equivalents	74,507,217	1,349,618
Cash and cash equivalents - beginning of year	249,356	412,719	412,719	2,052,731
Cash and cash equivalents - end of year	74,756,573	1,762,337	249,356	412,719
Cash paid during the period for:
Interest	858,388	144,740	218,038	260,444
Income taxes	(14,738)	235,725		235,275
Noncash investing and financing activity:
Shares issued to note holders	422,672		1,409,396
Shares issued for the asset acquisition of Uber Mom				98,613
Shares issued for the acquisition of TBD Safety, LLC			4,968,250
Shares issued for the divestiture of Cloud B, Inc.			405,000
Conversions under notes payable	12,248,507	424,000	1,524,000
Issuance of warrants to note holders	208,855,715		852,277
Shares reserved for EVNT, LLC	$ 7,400,000
Change in fair value of earnout			200,000	(520,000)
Distribution for issuance of shares to noncontrolling interest members of Global Clean Solutions, LLC			699,000
Right of use assets				943,997
Operating lease liabilities				$ 943,997